Customer Contract Related Balances - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Customer finance credits current	kr 2,719	kr 1,916
2022 [member]
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Percentage of expected transaction price allocated to remaining performance obligation will converted to revenue	70.00%
2023 [member]
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Percentage of expected transaction price allocated to remaining performance obligation will converted to revenue	20.00%
2024 and beyond [member]
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Percentage of expected transaction price allocated to remaining performance obligation will converted to revenue	10.00%